SUPPLEMENT TO THE PROSPECTUSES AND

STATEMENTS OF ADDITIONAL INFORMATION

OF

  WELLS FARGO ADVANTAGE ALLOCATION FUNDS

Wells Fargo Advantage Growth Balanced Fund

Wells Fargo Advantage Moderate Balanced Fund

  WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

Wells Fargo Advantage Diversified Equity Fund

(Each, a “Fund” and together, the “Funds”)

Effective immediately, Aldo Ceccarelli, CFA is added as a Portfolio Manager for each Fund. A biographical description for Mr. Ceccarelli is included among the Portfolio Manager biographies listed for each Fund as follows:

“Mr. Ceccarelli joined Funds Management in 2002, where he currently serves as a Portfolio Manager, member of the firm’s asset allocation team and head of the Investment Team at Funds Management.”

            The Management of Other Accounts and Beneficial Ownership in the Funds tables in the section entitled “Portfolio Managers” in each Fund’s Statement of Additional Information is amended to add the following information:

Aldo Ceccarelli, CFA[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

1 Mr. Ceccarelli became portfolio manager of the Fund in May 2014. The information presented in this table is as of the Fund’s fiscal year end, at which time he was not a manager of the Fund.

Portfolio Manager	Fund	Beneficial Ownership
Aldo Ceccarelli, CFA	Growth Balanced Fund	$0
Aldo Ceccarelli, CFA	Moderate Balanced Fund	$0

Portfolio Manager	Fund	Beneficial Ownership
Aldo Ceccarelli, CFA	Diversified Equity Fund	$0

            Effective immediately, all references to Andrew Owen, CFA in each Fund’s prospectuses and SAI are removed.

May 1, 2014                                                                                                                            AFR054/P501SP